Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	$ 12,362	$ 24,128
Less than 12 months, Unrealized losses	55	341
12 months or more, Fair value	19,307	35,333
12 months or more, Unrealized losses	768	1,490
Total, Fair value	31,669	59,461
Total, Unrealized losses	823	1,831
Agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	3,614	10,469
Less than 12 months, Unrealized losses	26	249
12 months or more, Fair value	5,818	7,003
12 months or more, Unrealized losses	217	326
Total, Fair value	9,432	17,472
Total, Unrealized losses	243	575
Non-U.S. government
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	4,120	7,283
Less than 12 months, Unrealized losses	17	59
12 months or more, Fair value	3,195	7,305
12 months or more, Unrealized losses	130	297
Total, Fair value	7,315	14,588
Total, Unrealized losses	147	356
Agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	420	554
Less than 12 months, Unrealized losses	1	5
12 months or more, Fair value	4,303	5,841
12 months or more, Unrealized losses	122	242
Total, Fair value	4,723	6,395
Total, Unrealized losses	123	247
Foreign covered bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,191	892
Less than 12 months, Unrealized losses	5	2
12 months or more, Fair value	1,338	2,287
12 months or more, Unrealized losses	52	92
Total, Fair value	2,529	3,179
Total, Unrealized losses	57	94
CLOs
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,280
Less than 12 months, Unrealized losses	3
12 months or more, Fair value	0
12 months or more, Unrealized losses	0
Total, Fair value	2,280
Total, Unrealized losses	3
U.S. Treasury
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	378	4,154
Less than 12 months, Unrealized losses	1	15
12 months or more, Fair value	1,671	8,334
12 months or more, Unrealized losses	24	166
Total, Fair value	2,049	12,488
Total, Unrealized losses	25	181
Non-agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	78	58
Less than 12 months, Unrealized losses	0	0
12 months or more, Fair value	1,881	2,127
12 months or more, Unrealized losses	85	156
Total, Fair value	1,959	2,185
Total, Unrealized losses	85	156
U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value		576
Less than 12 months, Unrealized losses		9
12 months or more, Fair value		905
12 months or more, Unrealized losses		10
Total, Fair value		1,481
Total, Unrealized losses		19
Non-agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	267	139
Less than 12 months, Unrealized losses	2	2
12 months or more, Fair value	807	995
12 months or more, Unrealized losses	116	161
Total, Fair value	1,074	1,134
Total, Unrealized losses	118	163
Other ABS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	14	3
Less than 12 months, Unrealized losses	0	0
12 months or more, Fair value	294	536
12 months or more, Unrealized losses	22	40
Total, Fair value	308	539
Total, Unrealized losses	$ 22	$ 40